FINANCING RECEIVABLE (Schedule of Nonaccrual Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Used car financing	$ 9,838	$ 7,373
Financing for installment sales	1,654	2,051
Other financing	1,243	1,286
Financing receivable, net	$ 12,735	$ 10,710